Restatement of Previously Issued Consolidated Financial Statements - Schedule of Impact of the Restatement (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Impact of the Restatement [Line Items]
Finance costs	$ (29,828,866)	$ (14,871)
Listing expenses	(76,007,159)
Loss on fair value of warrants	(20,623,381)
Loss before income tax	(139,446,204)	(5,450,213)
Loss after tax	(139,446,204)	$ (5,450,213)
Total loss for the year	$ (139,446,204)
Loss per share for the year (in Dollars per share)	$ 527	$ 53,551
Basic loss per share (in Dollars per share)	$ 527	$ 53,551
Warrants liability	$ 37,864,064
Total current liabilities	55,393,488	3,309,209
Total liabilities	70,417,284	3,309,209
Net assets	(11,065,748)	31,678,523
Accumulated deficit	(139,446,204)
Total equity	(11,065,748)	$ 31,678,523	$ 30,379,458
As Previously Reported [Member]
Schedule of Impact of the Restatement [Line Items]
Finance costs	(36,675,866)
Listing expenses	(77,266,809)
Loss on fair value of warrants	(20,559,781)
Loss before income tax	(147,489,254)
Loss after tax	(147,489,254)
Total loss for the year	$ (147,489,254)
Loss per share for the year (in Dollars per share)	$ 557
Basic loss per share (in Dollars per share)	$ 557
Warrants liability	$ 45,907,114
Total current liabilities	63,436,538
Total liabilities	78,460,334
Net assets	(19,108,798)
Accumulated deficit	(147,489,254)
Total equity	(19,108,798)
Adjustment [Member]
Schedule of Impact of the Restatement [Line Items]
Finance costs	6,847,000
Listing expenses	1,259,650
Loss on fair value of warrants	(63,600)
Loss before income tax	8,043,050
Loss after tax	8,043,050
Total loss for the year	$ 8,043,050
Loss per share for the year (in Dollars per share)	$ (30)
Basic loss per share (in Dollars per share)	$ (30)
Warrants liability	$ (8,043,050)
Total current liabilities	(8,043,050)
Total liabilities	(8,043,050)
Net assets	8,043,050
Accumulated deficit	8,043,050
Total equity	$ 8,043,050